Deferred Acquisition Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in deferred acquisition costs
Beginning balance	$ 18,637	$ 19,666	$ 25,340
Costs deferred	28,993	25,892	20,685
Amortization	(27,030)	(26,921)	(26,359)
Ending balance	$ 20,600	$ 18,637	$ 19,666